Annual Total Returns - Franklin LifeSmart™ 2035 Retirement Target Fund [BarChart] - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2035 Retirement Target Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2010	14.78%
Annual Return 2011	(2.97%)
Annual Return 2012	10.33%
Annual Return 2013	22.06%
Annual Return 2014	4.96%
Annual Return 2015	(2.00%)
Annual Return 2016	3.11%
Annual Return 2017	17.93%
Annual Return 2018	(6.87%)
Annual Return 2019	20.36%